Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (18,620)	$ (5,829,716)
Change in fair value of derivative warrant liabilities		3,753,970
Financing costs - derivative warrant liabilities		1,111,480
Unrealized gain on investments held in Trust Account		(43,775)
Changes in operating assets and liabilities:
Prepaid expenses	18,620	(1,318,225)
Accounts payable		27,964
Accrued expenses		53,396
Due to related party		497,675
Net cash used in operating activities	0	(1,747,231)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(977,500,000)
Net cash used in investing activities		(977,500,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party		(295,179)
Proceeds received from initial public offering, gross		977,500,000
Proceeds received from private placement		22,250,000
Offering costs paid		(19,706,097)
Net cash provided by financing activities		979,748,724
Net increase in cash	0	501,493
Cash - beginning of the period	0	0
Cash - end of the period	0	501,493
Supplemental disclosure of noncash investing and financing activities:
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Offering costs included in accounts payable	33,033
Offering costs included in accrued expenses	$ 23,450	236,816
Offering costs paid by related party under promissory note		295,179
Deferred legal fees		18,182
Deferred underwriting commissions		34,212,500
Value of Class A ordinary shares subject to possible redemption		905,037,840
Change in value of Class A ordinary shares subject to possible redemption		$ (1,056,480)